Document and Entity Information	Aug. 04, 2022
Cover [Abstract]
Entity Registrant Name	AMERICAN CAMPUS COMMUNITIES INC
Amendment Flag	false
Entity Central Index Key	0001283630
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-32265
Entity Tax Identification Number	76-0753089
Entity Address, Address Line One	12700 Hill Country Blvd.
Entity Address, Address Line Two	Suite T-200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	732-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ACC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false